Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 1,185.8	$ 898.9
Short-term investments	517.0	423.5
Receivables, net	1,966.7	1,757.3
Inventories, net	2,741.2	2,399.9
Other	499.9	349.0
Total current assets	6,910.6	5,828.6
Plant and equipment, net	1,765.1	1,500.1
Goodwill	1,923.9	1,615.3
Other assets	558.6	417.7
Total assets	11,158.2	9,361.7
Liabilities and stockholders' equity
Short-term Debt	29.2	10.6
Accounts payable and accrued liabilities	3,045.7	2,669.7
Accrued income taxes	94.1	0
Total current liabilities	3,169.0	2,680.3
Long-term debt	2,047.0	1,574.2
Deferred income taxes	131.7	184.5
Other long-term liabilities	244.4	215.3
Total liabilities	5,592.1	4,654.3
Commitments and contingencies
Stockholders' equity:
Common stock, par value $.01 per share, 400,000,000 shares authorized, 263,111,472 shares issued at December 31, 2012 and 2011	2.6	2.6
Preferred stock, par value $.01 per share, 10,000,000 shares authorized, no shares issued or outstanding	0	0
Capital in excess of par value	2,094.6	2,072.4
Retained earnings	4,120.7	3,370.2
Accumulated other elements of comprehensive income (loss)	(30.0)	(90.8)
Less: Treasury stock at cost, 16,415,336 shares at December 31, 2012 and 17,579,397 shares at December 31, 2011	(621.8)	(647.0)
Total stockholders' equity	5,566.1	4,707.4
Total liabilities and stockholders' equity	$ 11,158.2	$ 9,361.7